Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	8,098,592
Proposed Maximum Offering Price per Unit	142.00
Maximum Aggregate Offering Price	$ 1,150,000,064.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 176,065.01
Offering Note	(1) (a) These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-277166, which was filed on February 20, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (1) (b) Includes 1,056,338 shares of Common Stock, par value $0.01 per share, of American Water Works Company, Inc. issuable upon exercise of the underwriters' option to purchase additional shares.